Derivatives	12 Months Ended
Dec. 31, 2012
Derivatives
Derivatives

8.              Derivatives

Objective and strategy—We are exposed to commodity price and interest rate risk and consider it prudent to periodically reduce our exposure to cash flow variability resulting from commodity price changes and interest rate fluctuations. Accordingly, we enter into derivative instruments to manage our exposure to commodity price fluctuations, locational differences between a published index and the NYMEX futures on natural gas or crude oil productions, and interest rate fluctuations.

At December 31, 2012 and 2011, our open positions consisted of contracts such as (i) crude oil and natural gas financial collar contracts, (ii) crude oil, NGL and natural gas financial swaps, (iii) natural gas basis financial swaps and (iv) crude oil and natural gas puts and (v) interest rate swap agreements. Our derivative instruments are with the counterparties that are also lenders in our Credit Agreement.

Swaps and options are used to manage our exposure to commodity price risk and basis risk inherent in our oil and natural gas production. Commodity price swap agreements are used to fix the price of expected future oil and natural gas sales at major industry trading locations such as Henry Hub Louisiana (“HH”) for gas and Cushing Oklahoma (“WTI”) for oil. Basis swaps are used to fix the price differential between the product price at one location versus another. Options are used to establish a floor and a ceiling price (collar) for expected oil or gas sales. Interest rate swaps are used to fix interest rates on existing indebtedness.

Under commodity swap agreements, we exchange a stream of payments over time according to specified terms with another counterparty. Specifically for commodity price swap agreements, we agree to pay an adjustable or floating price tied to an agreed upon index for the commodity, either gas or oil, and in return receives a fixed price based on notional quantities. Under basis swap agreements, we agree to pay an adjustable or floating price tied to two agreed upon indices for gas and in return receive the differential between a floating index and fixed price based on notional quantities. A collar is a combination of a put purchased by us and a call option written by us. In a typical collar transaction, if the floating price based on a market index is below the floor price, we receive from the counterparty an amount equal to this difference multiplied by the specified volume, effectively a put option. If the floating price exceeds the floor price and is less than the ceiling price, no payment is required by either party. If the floating price exceeds the ceiling price, we must pay the counterparty an amount equal to the difference multiplied by the specific quantity, effectively a call option.

The interest rate swap agreements effectively fix our interest rate on amounts borrowed under the credit facility. The purpose of these instruments is to mitigate our existing exposure to unfavorable interest rate changes. Under interest rate swap agreements, we pay a fixed interest rate payment on a notional amount in exchange for receiving a floating amount based on LIBOR on the same notional amount.

We elected not to designate any positions as cash flow hedges for accounting purposes and, accordingly, recorded the net change in the mark-to-market valuation of these derivative contracts in the statements of operations. We record our derivative activities on a mark-to-market or fair value basis. Fair values are based on pricing models that consider the time value of money and volatility and are comparable to values obtained from counterparties. Pursuant to the accounting standard that permits netting of assets, liabilities, and collateral where the right of offset exists, we present the fair value of derivative financial instruments on a net basis.

At December 31, 2012, we had the following open commodity derivative contracts:

	Index	2013	2014	2015	2016	2017
Natural gas positions
Price swaps (MMBTUs)	NYMEX-HH	7,516,540	6,077,016	5,500,236	4,878,990	4,605,396
Weighted average price		$5.16	$5.53	$5.72	$4.28	$4.61

Basis swaps (MMBTUs)	NYMEX	7,446,301	5,876,098	5,326,559	2,877,047	—
Weighted average price		$(0.1361)	$(0.1521)	$(0.1661)	$(0.1115)	$—

Puts (MMBTUs)	NYMEX-HH	178,710	—	—	—	—
Strike price		$3.00	$—	$—	$—	$—

Oil positions
Price swaps (BBLs)	NYMEX-WTI	698,816	519,102	420,381	397,488	198,744
Weighted average price		$95.95	$96.61	$94.72	$86.02	$85.75

NGL positions
Price swaps (BBLs)	Mont Belvieu	144,323	—	—	—	—
Weighted average price		$50.49	$—	$—	$—	$—

At December 31, 2011, we had the following commodity derivative open positions:

	Index	2012	2013	2014	2015
Natural gas positions
Price swaps (MMBTUs)	NYMEX-HH	3,684,189	6,006,595	5,307,971	4,769,881
Weighted average price		$6.21	$5.57	$5.76	$5.96

Collars (MMBTUs)	NYMEX-HH	2,902,801	—	—	—
Floor-Ceiling price		$4.75-7.31	$—	$—	$—

Oil positions
Price swaps (BBLs)	NYMEX-WTI	251,005	367,367	306,325	241,785
Weighted average price		$102.20	$101.45	$99.83	$98.90

NGL positions
Price swaps (BBLs)	Mont Belvieu	164,220	—	—	—
Weighted average price		$49.92	$—	$—	$—

At December 31, 2012, we had the following interest rate swap derivative contracts (in thousands):

Effective	Maturity	Notional Amount	Average %	Index
February 2012	February 2015	$150,000	0.5175%	LIBOR
February 2015	February 2017	75,000	1.7250%	LIBOR
February 2015	February 2017	75,000	1.7275%	LIBOR
June 2012	June 2015	70,000	0.52375%	LIBOR
June 2015	June 2017	70,000	1.4275%	LIBOR

We did not have any outstanding interest rate swap derivative contracts as of December 31, 2011.

Effect of Derivative Instruments — Balance Sheets

The fair value of our commodity and interest rate derivative instruments is included in the tables below (in thousands):

	As of December 31, 2012
	Current	Long-term	Current	Long-term
	Assets	Assets	Liabilities	Liabilities

Interest rate
Swaps	$—	$13	$659	$3,539
Gross fair value		13	659	3,539
Netting arrangements	—	(13)	—	(13)
Net recorded fair value	$—	$—	$659	$3,526

Sale of natural gas production
Price swaps	$12,185	$17,460	$155	$1,073
Basis swaps	18	27	317	470
Sale of Crude Oil Production
Price swaps	3,949	5,248	2,061	2,066
Sale of NGLs
Price swaps	1,209	—	15	—
Gross fair value	17,361	22,735	2,548	3,609
Netting arrangements	(877)	(2,735)	(877)	(2,735)
Net recorded fair value	$16,484	$20,000	$1,671	$874

	As of December 31, 2011
	Current	Long-term	Current	Long-term
	Assets	Assets	Liabilities	Liabilities

Sale of natural gas production
Price swaps	$10,762	$22,959	$—	$—
Basis swaps	—	—	—	—
Collars	4,464	—	—	—
Sale of Crude Oil Production
Price swaps	838	5,665	—	—
Sale of NGLs
Price swaps	254	—	440	—
Gross fair value	16,318	28,624	440	—
Netting arrangements	(254)	—	(254)	—
Net recorded fair value	$16,064	$28,624	$186	$—

Effect of Derivative Instruments — Statements of Operations

The unrealized gain or loss amounts and classification related to derivative instruments for the periods indicated are as follows (in thousands):

	Partnership		Predecessor
	Year Ended	November 16 to	January 1 to	Year Ended
	December 31,	December 31,	November 15,	December 31,
	2012	2011	2011	2010
Realized gains (losses):
Commodity derivatives (revenue)	$23,350	$4,015	$9,353	$48,029
Interest rate derivatives (other income/expense)	(465)	—	(574)	(649)
Unrealized gains (losses):
Commodity derivatives (revenue)	(10,602)	8,272	12,674	(23,964)
Interest rate derivatives (other income/expense)	(4,185)	—	441	(248)

Credit Risk.  All of our derivative transactions have been carried out in the over-the-counter market. The use of derivative instruments involves the risk that the counterparties may be unable to meet the financial terms of the transactions. We monitor the creditworthiness of each of our counterparties and assess the possibility of whether each counterparty to the derivative contract would default by failing to make any contractually required payments as scheduled in the derivative instrument in determining the fair value. We also have master netting arrangements in place with each counterparty to reduce credit exposure. The derivative transactions are placed with major financial institutions that we believe present minimal credit risks to us. Additionally, we consider ourselves to be of substantial credit quality and have the financial resources and willingness to meet our potential repayment obligations associated with the derivative transactions.